Note 17 - Financial Instruments (Details) - Reconciliation of Level 3 Fair Value Measurements (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2013		Nov. 30, 2012		Nov. 30, 2011	Jul. 31, 2013	Mar. 31, 2013	Jan. 10, 2013
Reconciliation of Level 3 Fair Value Measurements [Abstract]
Opening balance - Conversion Option		$ 1,960,893		$ 6,611,015			$ 328,350	$ 407,558
Opening balance - Total		1,960,893		6,611,015
Total gains or losses:
- in net loss(a) - Conversion Option	533,149	533,149	[1]		[1]
- in net loss(a) - Warrant Liability		3,356,534	[1]	(3,841,233)	[1]
- in net loss(a) - Total		3,889,683	[1]	(3,841,233)	[1]	(5,346,878)
- translation adjustments - Conversion Option		(24,299)
- translation adjustments - Warrant Liability		(449,224)		(20,026)
- translation adjustments - Total		(473,523)		(20,026)
Purchases - Conversion Option		220,100
Purchases - Warrant Liability		735,908
Purchases - Total		956,008
Exercise - Warrant Liability		(166,089)		(788,863)
Exercise - Total		(166,089)		(788,863)
Closing balance - Conversion Option	728,950	728,950							220,100
Closing balance - Warrant Liability	5,438,022	5,438,022		1,960,893		6,611,015	328,350	407,558
Closing balance - Total	$ 6,166,972	$ 6,166,972		$ 1,960,893		$ 6,611,015

[1]	The total net loss related to the conversion option and warrant liability has been recorded under fair value adjustment derivative liabilities on the consolidated statements of operations and comprehensive loss.